VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.8%
		Communication Services: 3.9%
16,887	(1)	Charter Communications, Inc.	$10,419,617	0.8
200,634		Comcast Corp. – Class A	10,856,306	0.8
6,410,739		Vodafone Group PLC	11,690,529	0.9
100,126	(1)	Walt Disney Co.	18,475,249	1.4
			51,441,701	3.9

		Consumer Discretionary: 5.1%
5,467	(1)	Booking Holdings, Inc.	12,737,235	1.0
586,147		General Motors Co.	33,680,007	2.5
1,932,407	(1)	Kingfisher PLC	8,469,860	0.6
194,611		TJX Cos., Inc.	12,873,518	1.0
			67,760,620	5.1

		Consumer Staples: 3.0%
215,201		Philip Morris International, Inc.	19,096,937	1.5
141,644		Sysco Corp.	11,153,049	0.8
229,078	(1)	US Foods Holding Corp.	8,732,453	0.7
			38,982,439	3.0

		Energy: 3.9%
231,583		Canadian Natural Resources Ltd.	7,159,226	0.5
119,763		Chevron Corp.	12,549,965	1.0
247,901		ConocoPhillips	13,131,316	1.0
398,995		Devon Energy Corp.	8,718,041	0.7
61,317		Pioneer Natural Resources Co.	9,738,366	0.7
			51,296,914	3.9

		Financials: 15.2%
82,268		American Express Co.	11,635,986	0.9
432,964		American International Group, Inc.	20,007,266	1.5
806,941		Bank of America Corp.	31,220,547	2.4
166,398		Charles Schwab Corp.	10,845,822	0.8
438,849		Citizens Financial Group, Inc.	19,375,183	1.5
63,198		Goldman Sachs Group, Inc.	20,665,746	1.6
247,665		Morgan Stanley	19,233,664	1.5
92,443		PNC Financial Services Group, Inc.	16,215,427	1.2
291,081		Truist Financial Corp.	16,975,844	1.3
681,548		Wells Fargo & Co.	26,628,080	2.0
32,035		Willis Towers Watson PLC	7,332,171	0.5
			200,135,736	15.2

		Health Care: 9.2%
81,921	(1)	Alcon, Inc.	5,748,838	0.5
31,578		Anthem, Inc.	11,334,923	0.9
232,034		Bristol-Myers Squibb Co.	14,648,307	1.1
51,559		Cigna Corp.	12,463,873	0.9
115,303		CVS Health Corp.	8,674,245	0.7
365,360		GlaxoSmithKline PLC	6,467,935	0.5
41,574		Johnson & Johnson	6,832,687	0.5
59,283		McKesson Corp.	11,562,556	0.9
116,364		Medtronic PLC	13,746,079	1.0
163,722		Pfizer, Inc.	5,931,648	0.5
108,772		Sanofi	10,755,865	0.8
40,760		Universal Health Services, Inc.	5,436,976	0.4
44,740		Zimmer Biomet Holdings, Inc.	7,161,979	0.5
			120,765,911	9.2

		Industrials: 8.1%
82,795		Adecco Group AG	5,584,680	0.4
191,511		CSX Corp.	18,465,491	1.4
68,791		Emerson Electric Co.	6,206,324	0.5
99,261		General Dynamics Corp.	18,021,827	1.4
337,737		Johnson Controls International plc	20,152,767	1.5
95,824		Quanta Services, Inc.	8,430,595	0.6
216,374		Raytheon Technologies Corp.	16,719,219	1.3
196,398		Textron, Inc.	11,014,000	0.8
16,993		Trane Technologies PLC	2,813,361	0.2
			107,408,264	8.1

		Information Technology: 8.4%
312,236		Cognizant Technology Solutions Corp.	24,391,876	1.8
200,559		Corning, Inc.	8,726,322	0.7
68,722	(1)	Fiserv, Inc.	8,180,667	0.6
285,674		Intel Corp.	18,283,136	1.4
89,541	(1)	Micron Technology, Inc.	7,898,412	0.6
58,703		NXP Semiconductor NV - NXPI - US	11,819,262	0.9
179,332		Oracle Corp.	12,583,726	1.0
83,573		Qualcomm, Inc.	11,080,944	0.8
65,551		TE Connectivity Ltd.	8,463,290	0.6
			111,427,635	8.4

		Materials: 2.8%
15,070	(1)	Axalta Coating Systems Ltd.	446,996	0.0
432,331		Corteva, Inc.	20,155,271	1.5
145,433		Dow, Inc.	9,298,986	0.7
132,306	(2)	Nutrien Ltd.	7,129,970	0.6
			37,031,223	2.8

		Real Estate: 1.5%
255,027	(1)	CBRE Group, Inc.	20,175,186	1.5

		Utilities: 1.7%
66,528		Duke Energy Corp.	6,421,948	0.5
172,222		Exelon Corp.	7,532,990	0.6
235,599		FirstEnergy Corp.	8,172,929	0.6
			22,127,867	1.7

	Total Common Stock
	(Cost $597,918,428)		828,553,496	62.8

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.9%
		Energy: 0.5%
140,612	(1),(3)	El Paso Energy Capital Trust I	$7,048,880	0.5

		Financials: 0.4%
75,900	(1)	AMG Capital Trust II	4,364,250	0.4
4,000	(1),(2),(3),(4)	Wells Fargo & Co.	107,200	0.0
			4,471,450	0.4

	Total Preferred Stock
	(Cost $10,847,296)		11,520,330	0.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.6%
		Basic Materials: 0.1%
441,000	(5)	LYB Finance Co. BV, 8.100%, 03/15/2027	584,743	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	265,189	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	201,629	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	246,889	0.0
			1,298,450	0.1

		Communications: 1.4%
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	513,446	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	860,466	0.1
125,000	(5)	AT&T, Inc., 3.500%, 09/15/2053	115,734	0.0
334,000	(5)	AT&T, Inc., 3.550%, 09/15/2055	306,229	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	600,473	0.1
747,000		AT&T, Inc., 4.500%, 05/15/2035	843,828	0.1
958,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	879,958	0.1
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,705,611	0.1
1,495,000		Cisco Systems, Inc., 1.850%, 09/20/2021	1,504,721	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	1,023,384	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,208,145	0.1
135,000		Comcast Corp., 6.450%, 03/15/2037	191,810	0.0
188,000	(5)	Cox Communications, Inc., 2.950%, 10/01/2050	166,694	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	295,813	0.0
1,405,000		Orange SA, 4.125%, 09/14/2021	1,426,608	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	993,073	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	458,869	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	441,538	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	1,007,099	0.1
539,000		Verizon Communications, Inc., 3.400%, 03/22/2041	547,963	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	612,485	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	998,162	0.1
1,350,000		Walt Disney Co/The, 3.000%, 09/15/2022	1,402,050	0.1
			18,104,159	1.4

		Consumer, Cyclical: 0.7%
511,173		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	508,715	0.0
252,344		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	263,960	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	626,244	0.0
563,000		General Motors Co., 6.600%, 04/01/2036	731,836	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	817,311	0.1
740,000	(2)	Starbucks Corp., 3.550%, 08/15/2029	809,848	0.1
2,400,000		Toyota Motor Credit Corp., 2.600%, 01/11/2022	2,443,339	0.2
611,048		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	635,441	0.0
530,077		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	544,238	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	$1,011,442	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	821,631	0.1
			9,214,005	0.7

		Consumer, Non-cyclical: 1.9%
1,299,000		AbbVie, Inc., 4.050%, 11/21/2039	1,456,279	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,336,443	0.1
185,000		AbbVie, Inc., 4.850%, 06/15/2044	225,561	0.0
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,556,115	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,730,702	0.1
216,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	258,606	0.0
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	562,826	0.1
981,000	(5)	Bayer US Finance LLC, 3.000%, 10/08/2021	993,962	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	251,601	0.0
654,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	762,661	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	128,117	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	667,642	0.1
427,720		CVS Pass-Through Trust, 6.036%, 12/10/2028	499,210	0.0
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	767,296	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	117,379	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,342,769	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	319,060	0.0
150,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	162,565	0.0
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	985,483	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	481,277	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	103,210	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	497,156	0.0
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	535,574	0.0
574,000		Utah Acquisition Sub, Inc., 3.150%, 06/15/2021	575,819	0.1
3,220,000	(5)	Nestle Holdings, Inc., 3.100%, 09/24/2021	3,256,657	0.3
1,245,000		PepsiCo, Inc., 3.000%, 08/25/2021	1,258,576	0.1
555,000	(2)	Pfizer, Inc., 2.200%, 12/15/2021	562,871	0.1
1,730,000		Pfizer, Inc., 3.000%, 09/15/2021	1,751,621	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	296,489	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	981,577	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	167,073	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	95,458	0.0
			24,687,635	1.9

		Energy: 1.0%
927,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	828,367	0.1
612,000	(5)	Cameron LNG LLC, 3.701%, 01/15/2039	651,061	0.0
570,000		Chevron USA, Inc., 5.250%, 11/15/2043	739,025	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	436,481	0.0
182,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	195,076	0.0
570,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	602,493	0.0
723,000		Energy Transfer Operating L.P., 5.000%, 05/15/2050	749,485	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	887,652	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	255,892	0.0
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	827,506	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,521,693	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	1,064,840	0.1
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	302,100	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	$926,640	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	591,750	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	881,419	0.1
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	289,752	0.0
			12,751,232	1.0

		Financial: 4.1%
231,000		Air Lease Corp., 3.000%, 09/15/2023	241,460	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	2,044,720	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	942,970	0.1
410,000		Allstate Corp./The, 3.280%, 12/15/2026	451,309	0.0
393,000		American Equity Investment Life Holding Co., 5.000%, 06/15/2027	437,256	0.0
543,000		American Express Co., 3.625%, 12/05/2024	592,713	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,275,665	0.1
831,000		American Tower Corp., 1.600%, 04/15/2026	833,684	0.1
455,000	(2),(5)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	464,620	0.0
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	482,735	0.0
285,000	(5)	Athene Global Funding, 2.750%, 06/25/2024	301,122	0.0
1,555,000	(5)	Athene Global Funding, 4.000%, 01/25/2022	1,600,583	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	951,255	0.1
305,000	(5)	Aviation Capital Group LLC, 2.875%, 01/20/2022	309,453	0.0
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,192,936	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	774,454	0.1
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	789,177	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	836,591	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,194,052	0.1
130,000	(5)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	137,385	0.0
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	689,372	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	2,109,632	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	620,647	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	329,533	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	819,537	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	597,884	0.0
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	520,911	0.0
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	68,643	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	648,986	0.0
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,393,403	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	915,858	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	360,498	0.0
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	856,714	0.1
755,000	(2),(5)	Guardian Life Global Funding, 2.900%, 05/06/2024	805,490	0.1
240,000		Service Properties Trust, 5.000%, 08/15/2022	244,183	0.0
1,790,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,871,703	0.1
670,000	(5)	Jackson National Life Global Funding, 2.100%, 10/25/2021	676,577	0.1
620,000	(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	662,041	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	594,982	0.0
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,374,529	0.1
665,000	(4)	JPMorgan Chase & Co., 3.522%, 12/31/2199	662,839	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,399,948	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	$784,999	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	541,479	0.0
950,000	(5)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	965,002	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	638,306	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	328,228	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	650,165	0.1
1,300,000	(5)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,300,647	0.1
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,583,524	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,154,836	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,235,643	0.1
1,000,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,153,189	0.1
590,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	646,735	0.0
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	816,396	0.1
200,000		Regency Centers L.P., 2.950%, 09/15/2029	203,581	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	330,639	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	283,971	0.0
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	879,325	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	722,305	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	546,549	0.0
585,000	(5)	UBS Group AG, 4.125%, 04/15/2026	653,680	0.1
410,000		US Bancorp, 3.100%, 04/27/2026	440,524	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	1,052,508	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	522,766	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	346,540	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	339,606	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	364,053	0.0
			54,563,246	4.1

		Industrial: 0.9%
970,000		Avnet, Inc., 4.625%, 04/15/2026	1,071,702	0.1
735,000		Caterpillar Financial Services Corp., 1.700%, 08/09/2021	739,073	0.1
330,000		CSX Corp., 5.500%, 04/15/2041	428,249	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,037,265	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	355,554	0.0
1,620,000		General Dynamics Corp., 3.875%, 07/15/2021	1,623,617	0.1
620,000	(2)	Honeywell International, Inc., 0.411%, (US0003M + 0.230%), 08/19/2022	620,512	0.0
1,020,000		Honeywell International, Inc., 0.483%, 08/19/2022	1,020,829	0.1
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	458,383	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	765,908	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	294,358	0.0
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	400,202	0.0
410,000	(5)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	411,430	0.0
820,000		Union Pacific Corp., 3.200%, 06/08/2021	824,260	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/2024	168,409	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	400,194	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	802,608	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	338,758	0.0
752,000		Waste Management, Inc., 3.900%, 03/01/2035	854,938	0.1
			12,616,249	0.9

		Technology: 0.8%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,165,021	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	478,167	0.0
910,000	(5)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	994,886	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
35,000	(5)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	$53,353	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,753,181	0.1
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	227,562	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	726,408	0.1
690,000		NVIDIA Corp., 2.200%, 09/16/2021	695,082	0.1
1,805,000	(5)	NXP BV / NXP Funding LLC, 3.875%, 09/01/2022	1,885,261	0.1
795,000	(5)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	929,059	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	991,250	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	302,213	0.0
			10,201,443	0.8

		Utilities: 0.7%
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	734,231	0.1
345,000		Georgia Power Co., 3.700%, 01/30/2050	355,325	0.0
2,410,000		NextEra Energy Capital Holdings, Inc., 0.650%, 03/01/2023	2,418,163	0.2
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	772,582	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	854,384	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	639,224	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	718,705	0.0
2,240,000		Southern Co/The, 2.350%, 07/01/2021	2,247,056	0.2
529,000		Xcel Energy, Inc., 0.500%, 10/15/2023	528,822	0.0
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	274,914	0.0
			9,543,406	0.7

	Total Corporate Bonds/Notes
	(Cost $142,408,081)		152,979,825	11.6

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
320,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	461,877	0.0

	Total Municipal Bonds
	(Cost $320,000)		461,877	0.0

U.S. TREASURY OBLIGATIONS: 8.3%
		U.S. Treasury Bonds: 0.8%
7,987,800	(2)	1.625%,11/15/2050	6,658,580	0.5
4,003,700	(2)	1.875%,02/15/2041	3,729,071	0.3
425,000	(2)	4.500%,02/15/2036	562,428	0.0
			10,950,079	0.8

		U.S. Treasury Notes: 7.5%
11,135,000		0.125%,03/31/2023	11,128,041	0.9
26,887,000		0.250%,03/15/2024	26,816,632	2.0
36,164,800		0.750%,03/31/2026	35,852,596	2.7
13,401,400	(2)	1.125%,02/15/2031	12,663,276	1.0
12,156,000		1.250%,03/31/2028	12,031,591	0.9
			98,492,136	7.5

	Total U.S. Treasury Obligations
	(Cost $110,411,124)		109,442,215	8.3

CONVERTIBLE BONDS/NOTES: 8.5%
		Communications: 4.4%
389,000	(2),(5)	Booking Holdings, Inc., 0.750%, 05/01/2025	573,775	0.0
1,490,000		Booking Holdings, Inc., 0.900%, 09/15/2021	1,750,005	0.1
2,687,000	(5),(6)	Cable One, Inc., 0.120%, 03/15/2026	2,670,878	0.2
1,283,000	(5)	Cable One, Inc., 1.125%, 03/15/2028	1,299,038	0.1
3,989,000		Trip.com Group Ltd., 1.250%, 09/15/2022	3,808,857	0.3
7,840,000		DISH Network Corp., 3.375%, 08/15/2026	7,556,192	0.6
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,294,361	0.1
2,501,000		FireEye, Inc., 1.000%, 06/01/2035	2,471,238	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,523,614	0.2
2,361,000	(5)	Liberty Broadband Corp., 1.250%, 09/30/2050	2,320,863	0.2
2,665,000		Liberty Latin America Ltd., 2.000%, 07/15/2024	2,637,127	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	12,218,108	0.9
1,933,000		Liberty Media Corp., 2.250%, 09/30/2046	900,005	0.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	856,308	0.1
3,355,000	(5)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	5,997,063	0.4
3,000,000		Shopify, Inc., 0.125%, 11/01/2025	3,435,000	0.3
304,000	(5)	TripAdvisor, Inc., 0.250%, 04/01/2026	319,960	0.0
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	3,070,186	0.2
2,258,000	(2)	Viavi Solutions, Inc., 1.750%, 06/01/2023	2,893,175	0.2
			58,595,753	4.4

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Consumer, Cyclical: 0.4%
1,697,000	(5)	JetBlue Airways Corp., 0.500%, 04/01/2026	$1,873,148	0.2
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	3,173,902	0.2
			5,047,050	0.4

		Consumer, Non-cyclical: 1.4%
1,783,000		Dexcom, Inc., 0.750%, 12/01/2023	3,933,744	0.3
1,831,000		Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	2,045,044	0.2
1,526,000	(5)	Jazz Investments I Ltd., 2.000%, 06/15/2026	1,966,632	0.2
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,849,605	0.2
936,000	(5)	Pacira BioSciences, Inc., 0.750%, 08/01/2025	1,138,457	0.1
263,000		Pacira BioSciences, Inc., 2.375%, 04/01/2022	318,585	0.0
1,212,000		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,174,455	0.1
380,000	(5)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	418,228	0.0
3,735,000	(5)	Teladoc Health, Inc., 1.250%, 06/01/2027	4,169,380	0.3
			18,014,130	1.4

		Financial: 0.4%
2,241,000		BofA Finance LLC, 0.125%, 09/01/2022	2,512,161	0.2
2,535,000	(5),(6)	Redfin Corp., 0.000%, 10/15/2025	2,977,041	0.2
			5,489,202	0.4

		Technology: 1.9%
1,509,000		Cree, Inc., 0.875%, 09/01/2023	2,787,953	0.2
1,076,000	(5)	Cree, Inc., 1.750%, 05/01/2026	2,546,784	0.2
4,780,000		Microchip Technology, Inc., 0.125%, 11/15/2024	5,673,263	0.4
1,970,000		Nuance Communications, Inc., 1.000%, 12/15/2035	3,647,061	0.3
1,263,000		Nuance Communications, Inc., 1.250%, 04/01/2025	2,875,725	0.2
2,238,000		Western Digital Corp., 1.500%, 02/01/2024	2,297,021	0.2
2,643,000		Workday, Inc., 0.250%, 10/01/2022	4,562,611	0.3
1,018,000	(5),(6)	Zynga, Inc., 0.000%, 12/15/2026	1,084,806	0.1
			25,475,224	1.9

	Total Convertible Bonds/Notes
	(Cost $88,926,725)		112,621,359	8.5

STRUCTURED NOTES: 1.1%
		Financial: 1.1%
6,016,000	(7)	Wells Fargo Bank N.A., Convertible Trust - Energy Series 2019-1 (Linked to a basket of 4 Stocks), 0.330%, 09/19/2024	6,384,179	0.5
5,968,000	(7)	Wells Fargo Bank N.A., Convertible Trust - Media Series 2019-1 (Linked to a basked of 3 Stocks), 0.250%, 12/04/2024	7,875,373	0.6

	Total Structured Notes
	(Cost $12,437,827)		14,259,552	1.1

EQUITY-LINKED NOTES: 0.9%
		Financial: 0.9%
4,397,000	(5),(7)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	4,309,500	0.3
6,746,000	(7)	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	7,527,861	0.6

	Total Equity-Linked Notes
	(Cost $11,143,000)		11,837,361	0.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(8)
915,000		6.625%,11/15/2030	1,306,522	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,006,900)		1,306,522	0.1

	Total Long-Term Investments
	(Cost $975,419,381)		1,242,982,537	94.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.3%
		Repurchase Agreements: 1.8%
1,506,328	(9)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,506,329, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,536,455, due 06/01/21-04/01/51)	$1,506,328	0.1
5,810,400	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $5,810,403, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,926,608, due 04/15/21-02/20/71)	5,810,400	0.4
1,400,851	(9)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,400,853, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,428,872, due 04/13/21-02/15/48)	1,400,851	0.1
1,699,524	(9)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,699,526, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,733,515, due 07/01/22-03/01/51)	1,699,524	0.1
1,939,752	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $1,939,754, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $1,978,549, due 06/01/21-02/20/71)	1,939,752	0.2
1,602,495	(9)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,602,498, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,639,279, due 01/31/22-02/15/41)	1,602,495	0.1
5,149,211	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $5,149,212, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $5,252,195, due 05/06/21-03/01/51)	5,149,211	0.4
4,649,448	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $4,649,459, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,742,453, due 07/15/23-02/15/48)	4,649,448	0.4

	Total Repurchase Agreements
	(Cost $23,758,009)		23,758,009	1.8

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds(9): 5.5%
71,634,156	(9),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	$71,634,156	5.4
724,000	(9),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	724,000	0.1
	Total Mutual Funds
	(Cost $72,358,156)		72,358,156	5.5

	Total Short-Term Investments
	(Cost $96,116,165)		96,116,165	7.3

	Total Investments in Securities (Cost $1,071,535,546)		$1,339,098,702	101.5
	Liabilities in Excess of Other Assets		(19,435,191)	(1.5)
	Net Assets		$1,319,663,511	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2021.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of March 31, 2021.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$39,751,172	$11,690,529	$–	$51,441,701
Consumer Discretionary	59,290,760	8,469,860	–	67,760,620
Consumer Staples	38,982,439	–	–	38,982,439
Energy	51,296,914	–	–	51,296,914
Financials	200,135,736	–	–	200,135,736
Health Care	97,793,273	22,972,638	–	120,765,911
Industrials	101,823,584	5,584,680	–	107,408,264
Information Technology	111,427,635	–	–	111,427,635
Materials	37,031,223	–	–	37,031,223
Real Estate	20,175,186	–	–	20,175,186
Utilities	22,127,867	–	–	22,127,867
Total Common Stock	779,835,789	48,717,707	–	828,553,496
Preferred Stock	7,156,080	4,364,250	–	11,520,330
Corporate Bonds/Notes	–	152,979,825	–	152,979,825
Municipal Bonds	–	461,877	–	461,877
Convertible Bonds/Notes	–	112,621,359	–	112,621,359
Structured Notes	–	–	14,259,552	14,259,552
Equity-Linked Notes	–	–	11,837,361	11,837,361
U.S. Government Agency Obligations	–	1,306,522	–	1,306,522
U.S. Treasury Obligations	–	109,442,215	–	109,442,215
Short-Term Investments	72,358,156	23,758,009	–	96,116,165
Total Investments, at fair value	$859,350,025	$453,651,764	$26,096,913	$1,339,098,702
Other Financial Instruments+
Forward Foreign Currency Contracts	–	258,604	–	258,604
Total Assets	$859,350,025	$453,910,368	$26,096,913	$1,339,357,306
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(12,960)	$–	$(12,960)
Total Liabilities	$–	$(12,960)	$–	$(12,960)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2021:

	Equity-Linked Notes*	Structured Products*	Total
Assets:
Beginning balance at December 31, 2020	$11,377,989	$21,388,478	$32,766,467
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	(31,913)	(31,913)
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)**	459,372	(88,730)	370,642
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(7,008,283)	(7,008,283)
Ending balance at March 31, 2021	$11,837,361	$14,259,552	$26,096,913
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2021**	$459,372	$(88,730)	$370,642

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 215,059	EUR 183,321	Morgan Stanley	04/06/21	$(1,489)
USD 230,992	CHF 217,724	RBC Capital Markets Corp.	04/06/21	(1,520)
USD 544,198	GBP 395,016	State Street Bank and Trust Co.	04/06/21	(5,115)
GBP 306,491	USD 422,262	State Street Bank and Trust Co.	04/23/21	(1,400)
CAD 114,107	USD 90,630	State Street Bank and Trust Co.	04/23/21	173
GBP 215,416	USD 297,080	State Street Bank and Trust Co.	04/23/21	(86)
USD 79,991	CAD 100,717	State Street Bank and Trust Co.	04/23/21	$(156)
USD 87,240	CAD 109,712	State Street Bank and Trust Co.	04/23/21	(65)
USD 122,668	EUR 103,904	State Street Bank and Trust Co.	04/23/21	766
EUR 130,125	USD 153,289	State Street Bank and Trust Co.	04/23/21	(625)
USD 212,443	CAD 267,982	State Street Bank and Trust Co.	04/23/21	(809)
CAD 187,948	USD 149,548	State Street Bank and Trust Co.	04/23/21	15
USD 18,320	GBP 13,279	State Street Bank and Trust Co.	04/23/21	12
USD 8,747,157	CHF 8,140,227	State Street Bank and Trust Co.	04/23/21	129,612
USD 21,067,033	GBP 15,273,038	State Street Bank and Trust Co.	04/23/21	10,097
USD 8,383,240	EUR 7,048,607	State Street Bank and Trust Co.	04/23/21	113,711
USD 5,350,364	CAD 6,725,632	State Street Bank and Trust Co.	04/23/21	(1,695)
EUR 181,171	USD 212,642	State Street Bank and Trust Co.	04/23/21	2,516
USD 56,052	CHF 52,090	State Street Bank and Trust Co.	04/23/21	907
CAD 195,924	USD 155,116	State Street Bank and Trust Co.	04/23/21	795
				$245,644

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,077,941,715.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$273,349,911
Gross Unrealized Depreciation	(11,941,804)
Net Unrealized Appreciation	$261,408,107